Subsequent Events (Restatement) (Details) - Schedule of allocation of estimated fair values of net assets acquired and liabilities - Business Combinations [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$ 4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$ 8,949,823